Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ (18,480,698)	$ 5,421,682
Denominator:
Basic and diluted weighted average ordinary shares outstanding	38,426,829	57,500,000
Basic and diluted net income (loss) per ordinary share	$ (0.48)	$ 0.09
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (6,614,284)	$ 1,355,420
Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,753,049	14,375,000
Basic and diluted net income (loss) per ordinary share	$ (0.48)	$ 0.09